Authorization of the Financial Statements	6 Months Ended
Jun. 30, 2025
Authorization of the Financial Statements [Abstract]
Authorization of the financial statements
8.	Authorization of the financial statements
The board of directors of ADSE Holdco authorized the consolidated financial statements on September 16, 2025.